INVESTMENTS AND NOTES RECEIVABLE (Details Narrative) - USD ($)	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Aug. 31, 2024	Dec. 30, 2022	Oct. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long term asset	$ 667,707		$ 667,707
Interest income	718	$ 14,793
Note Receivable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Note receivable face amount				$ 1,200,000
Note receivable stated interest rate				5.00%
ROC Digital Mining I, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long term asset	667,707
Joint Venture Arrangement [Member] | ROC Digital Mining I, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long term asset					$ 987,429
[custom:NoteReceivable-0]	$ 592,870		$ 655,277
Investment Interest Rate	30.00%
Joint Venture Arrangement [Member] | ROC Digital Mining I, LLC [Member] | Immersion Containers [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:NoteReceivable-0]	$ 592,870				$ 1,200,000
Investment Interest Rate					5.00%
Joint Venture Arrangement [Member] | R O C D Manager [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment Interest Rate	33.00%